DISCONTINUED OPERATIONS, SALE OF PRODUCT LINE, AND SALE OF ASSETS (Details 3) - USD ($) $ in Millions		1 Months Ended			3 Months Ended			12 Months Ended
	Jan. 02, 2016	May. 31, 2015	Sep. 30, 2014	Apr. 30, 2013	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Discontinued Operations
Pre-tax gain recognized in "Other expense, net					$ 0.2	$ 7.7	$ 2.6
Sale of Assets:
Proceeds from sales of property, plant and equipment								$ 7.6	$ 4.3	$ 38.7
Retail Branding and Information Solutions
Discontinued Operations
Proceeds from Sale of product line		$ 1.5
Pre-tax gain recognized in "Other expense, net			$ 1.9					(8.5)
Severance Costs								$ 3.4
Severance cost paid	$ 1.7
Impairment of long-lived assets of product line							$ 2.0
Sale of Assets:
Proceeds from sales of property, plant and equipment			$ 3.3
Pasadena, California corporate headquarters
Discontinued Operations
Pre-tax gain recognized in "Other expense, net				$ 10.9
Sale of Assets:
Proceeds from sales of property, plant and equipment				$ 20.0
Property, plant and equipment in China
Sale of Assets:
Proceeds from sales of property, plant and equipment										11.0
Research facility located in Pasadena, California
Sale of Assets:
Proceeds from sales of property, plant and equipment										$ 5.0